FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 333-141093

GABELLI SRI FUND, INC. (the “Fund”)

Supplement dated May 17, 2016, to the Fund’s Statement of Additional Information

(“SAI”) dated July 29, 2015

Effective May 17, 2016, all references in the SAI to Gabelli SRI Fund, Inc. are replaced with Gabelli ESG Fund, Inc.

Please retain this Supplement with your SAI for reference.